UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22323

Nuveen Enhanced Municipal Value Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman

Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       October 31

Date of reporting period: July 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

NEV
Nuveen Enhanced Municipal Value Fund
Portfolio of Investments    July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 120.9%
	MUNICIPAL BONDS – 120.9%
	Alabama – 0.4%
$ 1,350	Jefferson County, Alabama, Sewer Revenue Warrants, Senior Lien Series 2013A, 5.250%, 10/01/48 – AGM Insured	10/23 at 102.00	AA	$ 1,487,282
	Arizona – 3.1%
1,585	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust 2015-XF2046, 15.124%, 7/01/36, 144A (IF) (4)	1/22 at 100.00	AA-	2,082,183
2,000	Arizona State, Certificates of Participation, Series 2010A, 5.250%, 10/01/28 – AGM Insured	10/19 at 100.00	Aa3	2,079,781
	Festival Ranch Community Facilities District, Buckeye, Arizona, General Obligation Bonds, Series 2009:
1,205	6.500%, 7/15/31 (Pre-refunded 7/15/19) – BAM Insured	7/19 at 100.00	AA (5)	1,261,539
1,295	6.500%, 7/15/31 – BAM Insured	7/19 at 100.00	AA	1,332,542
1,030	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies - Veritas Project, Series 2012, 6.600%, 7/01/47 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	1,167,515
1,660	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Tribal Economic Development Bonds, Series 2012A, 9.750%, 5/01/25	5/22 at 100.00	BB-	1,861,142
50	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc. Prepay Contract Obligations, Series 2007, 5.000%, 12/01/32	No Opt. Call	BBB+	58,393
1,549	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005, 6.000%, 7/01/30	10/18 at 100.00	N/R	1,493,174
10,374	Total Arizona			11,336,269
	California – 12.8%
180	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second Subordinate Lien Series 2016B, 5.000%, 10/01/37	10/26 at 100.00	BBB+	201,325
5,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2009F-1, 5.000%, 4/01/34 (Pre-refunded 4/01/19)	4/19 at 100.00	AA (5)	5,125,500
920	California Educational Facilities Authority, Revenue Bonds, University of Southern California, Tender Option Bond Trust 2015-XF2188, 16.165%, 10/01/38 (Pre-refunded 10/01/18), 144A (IF) (4)	10/18 at 100.00	Aa1 (5)	944,527
2,040	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0120, 21.065%, 10/01/39, 144A (IF) (4)	10/19 at 100.00	AA-	2,495,002
	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 2016-XG0048:
300	21.299%, 8/15/26 (Pre-refunded 8/15/20), 144A (IF) (4)	8/20 at 100.00	AA- (5)	420,183
1,700	21.299%, 8/15/26 (Pre-refunded 8/15/20), 144A (IF) (4)	8/20 at 100.00	AA- (5)	2,389,962
1,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series 2009, 8.000%, 11/01/29 (Pre-refunded 11/01/19)	11/19 at 100.00	A3 (5)	1,080,240

NEV	Nuveen Enhanced Municipal Value Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 3,450	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.250%, 12/01/56, 144A	6/26 at 100.00	BB-	$3,706,093
500	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes of the West, Series 2010, 5.750%, 10/01/25	10/19 at 100.00	BBB+	522,335
400	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project, Subordinate Series 2011A, 7.000%, 12/01/36	12/21 at 100.00	A+	464,256
490	Etiwanda School District, California, Special Tax Bonds, Coyote Canyon Community Facilities District 2004-1 Improvement Area 2, Series 2009, 6.500%, 9/01/32 (Pre-refunded 9/01/19)	9/19 at 100.00	N/R (5)	516,754
2,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A, 0.000%, 1/15/29 – AGM Insured (6)	No Opt. Call	AA	1,776,900
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Tender Option Bond Trust 2015-XF1038:
2,445	14.586%, 6/01/40, 144A (IF) (4)	6/25 at 100.00	A+	3,598,331
1,250	14.597%, 6/01/40, 144A (IF) (4)	6/25 at 100.00	A+	1,840,150
5,240	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, First Subordinate Series 2007B-1, 0.000%, 6/01/47	10/18 at 100.00	CCC+	933,506
2,550	Grossmont Healthcare District, California, General Obligation Bonds, Tender Option Bond Trust 2017-XF2453, 28.477%, 7/15/40 (Pre-refunded 7/15/21), 144A (IF) (4)	7/21 at 100.00	Aaa	4,499,832
775	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007, 4.625%, 6/01/21	10/18 at 100.00	N/R	775,256
225	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007B, 3.020%, 11/15/27 (3-Month LIBOR *67% reference rate + 1.45% spread) (7)	No Opt. Call	A+	226,969
1,600	Los Angeles County, California, Community Development Commission Headquarters Office Building, Lease Revenue Bonds, Community Development Properties Los Angeles County Inc., Tender Option Bond Trust 2016-XL0022, 19.537%, 9/01/42, 144A (IF) (4)	9/21 at 100.00	Aa3	2,302,800
525	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2010A, 5.000%, 5/15/31	5/20 at 100.00	AA	556,101
1,080	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 7.000%, 8/01/32 (Pre-refunded 8/01/21)	8/21 at 100.00	A (5)	1,250,165
1,165	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40	9/21 at 100.00	A-	1,301,340
775	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010, 7.000%, 4/01/25	10/18 at 100.00	CCC+	768,412
265	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.750%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	N/R (5)	282,564
250	Ridgecrest Redevelopment Agency, California, Ridgecrest Redevelopment Project Tax Allocation Bonds, Refunding Series 2010, 6.125%, 6/30/37 (Pre-refunded 6/30/20)	6/20 at 100.00	A- (5)	271,897
	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2011C:
500	6.500%, 8/01/27 (Pre-refunded 2/01/21)	2/21 at 100.00	A- (5)	561,180
700	6.750%, 8/01/33 (Pre-refunded 2/01/21)	2/21 at 100.00	A- (5)	789,929

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 500	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds, Mission Bay South Redevelopment Project, Series 2011D, 6.625%, 8/01/27 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+ (5)	$562,710
360	Santee Community Development Commission, California, Santee Redevelopment Project Tax Allocation Bonds, Series 2011A, 7.000%, 8/01/31 (Pre-refunded 2/01/21)	2/21 at 100.00	A (5)	407,974
1,000	Semitrophic Improvement District of Semitrophic Water Storage District, Kern County, California, Revenue Bonds, Refunding Series 2009A, 5.000%, 12/01/38 (Pre-refunded 12/01/19)	12/19 at 100.00	A+ (5)	1,046,590
2,400	Semitrophic Improvement District of Semitrophic Water Storage District, Kern County, California, Revenue Bonds, Tender Option Bond Trust 2015-XF0117, 17.991%, 12/01/34 (Pre-refunded 12/01/19), 144A (IF) (4)	12/19 at 100.00	A+ (5)	2,958,912
1,045	Ukiah Redevelopment Agency, California, Tax Allocation Bonds, Ukiah Redevelopment Project, Series 2011A, 6.500%, 12/01/28	6/21 at 100.00	A+	1,173,127
1,020	Western Placer Unified School District, Placer County, California, Certificates of Participation, Refunding Series 2009, 5.250%, 8/01/35 (Pre-refunded 8/01/19) – AGM Insured	8/19 at 100.00	AA (5)	1,058,862
43,650	Total California			46,809,684
	Colorado – 2.6%
	Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project, Senior Series 2017:
750	4.000%, 12/31/30 (Alternative Minimum Tax)	12/27 at 100.00	A-	781,057
250	4.000%, 6/30/31 (Alternative Minimum Tax)	12/27 at 100.00	A-	259,743
26	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2007, 5.000%, 12/01/18 (Alternative Minimum Tax) (8)	No Opt. Call	N/R	—
250	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2017, 5.500%, 4/01/22 (Alternative Minimum Tax) (8)	No Opt. Call	N/R	31,513
4,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Refunding Series 2006B, 0.000%, 9/01/39 – NPFG Insured	9/26 at 52.09	A	1,544,520
	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008:
475	6.250%, 11/15/28	No Opt. Call	A+	591,180
4,030	6.500%, 11/15/38	No Opt. Call	A+	5,558,861
815	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R	838,366
10,596	Total Colorado			9,605,240
	Connecticut – 0.2%
681	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Series 2010A, 7.000%, 4/01/22 (Pre-refunded 4/01/20)	4/20 at 100.00	N/R (5)	732,347
	District of Columbia – 1.7%
1,430	District of Columbia, Revenue Bonds, Center for Strategic and International Studies, Inc., Series 2011, 6.375%, 3/01/31 (Pre-refunded 3/01/21)	3/21 at 100.00	N/R (5)	1,577,705

NEV	Nuveen Enhanced Municipal Value Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	District of Columbia (continued)
$ 10,000	Metropolitan Washington Airports Authority, District of Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009B, 0.000%, 10/01/37 – AGC Insured	No Opt. Call	BBB+	$ 4,559,900
11,430	Total District of Columbia			6,137,605
	Florida – 5.7%
1,640	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series 2006A, 5.125%, 5/01/38	10/18 at 100.00	N/R	1,573,974
1,000	Bonterra Community Development District, Hialeah, Florida, Special Assessment Bonds, Assessment Area 2 Project, Series 2016, 4.500%, 5/01/34	5/27 at 100.00	N/R	1,016,170
2,000	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University, Refunding Series 2013A, 5.625%, 6/01/33	6/23 at 100.00	BBB-	2,137,740
925	Copperstone Community Development District, Manatee County, Florida, Capital Improvement Revenue Bonds, Series 2007, 5.200%, 5/01/38	10/18 at 100.00	N/R	925,056
1,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2011A, 7.500%, 6/15/33	6/21 at 100.00	BB	1,096,200
250	Florida, Development Finance Corporation, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project - South Segment, Series 2017, 5.625%, 1/01/47 (Alternative Minimum Tax), 144A	1/19 at 105.00	BB-	259,853
	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Bonds, Miami Children's Hospital, Series 2010A:
735	6.000%, 8/01/30 (Pre-refunded 8/01/20)	8/20 at 100.00	N/R (5)	794,836
265	6.000%, 8/01/30	8/20 at 100.00	A+	284,896
1,625	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010A-1, 5.375%, 10/01/35	10/20 at 100.00	A	1,740,538
3,660	Miami-Dade County, Florida, Special Obligation Bonds, Capital Asset Acquisition Series 2009A, 5.125%, 4/01/34 (Pre-refunded 4/01/19) – AGC Insured	4/19 at 100.00	AA (5)	3,750,219
1,500	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010, 5.375%, 10/01/40	10/20 at 100.00	AA	1,603,680
	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center, Series 2013A:
1,000	5.000%, 11/01/33	11/22 at 100.00	BBB+	1,054,630
2,000	5.000%, 11/01/43	11/22 at 100.00	BBB+	2,089,200
230	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40 (6)	5/19 at 100.00	N/R	220,717
95	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (6)	5/22 at 100.00	N/R	76,567
135	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.650%, 5/01/40 (9)	10/18 at 100.00	N/R	1
15	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing Parcel Series 2007-1. RMKT, 6.650%, 5/01/40	10/18 at 100.00	N/R	14,562
350	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40 (9)	10/18 at 81.98	N/R	278,754
215	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (9)	10/18 at 67.45	N/R	140,883

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 235	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (9)	10/18 at 100.00	N/R	$2
750	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	10/18 at 100.00	N/R	750,810
1,080	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A2, 5.500%, 5/01/34	5/22 at 100.00	N/R	1,114,528
20,705	Total Florida			20,923,816
	Georgia – 4.3%
12,000	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2010C, 5.250%, 1/01/30 – AGM Insured (UB)	1/21 at 100.00	AA	12,911,400
590	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A Remarketed, 7.500%, 1/01/31 (Pre-refunded 1/01/19)	1/19 at 100.00	A2 (5)	605,015
300	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008B. Remarketed, 6.750%, 1/01/20 (Pre-refunded 1/01/19)	1/19 at 100.00	A2 (5)	306,708
1,250	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29	6/20 at 100.00	Baa3	1,385,537
90	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B, 5.000%, 3/15/22	No Opt. Call	A+	98,129
260	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A, 5.500%, 9/15/26	No Opt. Call	A+	307,141
285	Rockdale County Development Authority, Georgia, Revenue Bonds, Pratt Paper, LLC Project, Refunding Series 2018, 4.000%, 1/01/38 (Alternative Minimum Tax), 144A	1/28 at 100.00	N/R	287,668
14,775	Total Georgia			15,901,598
	Guam – 5.2%
1,760	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	A	1,831,544
1,250	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43	7/23 at 100.00	BBB-	1,359,988
	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
2,500	5.000%, 12/01/28 (UB) (4)	12/26 at 100.00	BBB+	2,793,925
1,750	5.000%, 12/01/30 (UB) (4)	12/26 at 100.00	BBB+	1,939,123
2,500	5.000%, 12/01/32 (UB) (4)	12/26 at 100.00	BBB+	2,749,300
1,750	5.000%, 12/01/34 (UB) (4)	12/26 at 100.00	BBB+	1,913,958
6,000	5.000%, 12/01/46 (UB) (4)	12/26 at 100.00	BBB+	6,509,520
17,510	Total Guam			19,097,358
	Illinois – 18.9%
2,230	CenterPoint Intermodal Center Program Trust, Illinois, Class A Certificates, Series 2004, 4.000%, 6/15/23 (Mandatory Put 12/15/22), 144A	12/22 at 100.00	N/R	2,250,717
5,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A	5,851,550
2,255	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/35	12/24 at 100.00	BB-	2,350,905
520	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2010F, 5.000%, 12/01/31	12/20 at 100.00	B2	525,772

NEV	Nuveen Enhanced Municipal Value Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 1,335	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016B, 6.500%, 12/01/46	12/26 at 100.00	BB-	$1,528,668
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1:
1,000	0.000%, 12/01/22 – NPFG Insured	No Opt. Call	Baa2	868,580
1,000	0.000%, 12/01/27 – NPFG Insured	No Opt. Call	Baa2	666,250
1,000	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2002B, 5.500%, 1/01/33	1/25 at 100.00	BBB+	1,075,300
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2012C:
320	5.000%, 1/01/23	1/22 at 100.00	BBB+	335,206
160	5.000%, 1/01/25	1/22 at 100.00	BBB+	166,451
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
3,470	5.000%, 1/01/24	No Opt. Call	BBB+	3,706,932
350	5.000%, 1/01/29	1/26 at 100.00	BBB+	375,036
2,000	Grundy County School District 54 Morris, Illinois, General Obligation Bonds, Refunding Series 2005, 6.000%, 12/01/24 – AGM Insured	12/21 at 100.00	AA	2,234,520
3,000	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.750%, 10/15/40	10/20 at 100.00	B2	3,174,600
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Tender Option Bond Trust 2016-XF2339:
1,540	14.335%, 9/01/38, 144A (IF) (4)	9/22 at 100.00	BB+	1,826,517
1,605	17.470%, 9/01/38, 144A (IF) (4)	9/22 at 100.00	BB+	1,977,488
	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc., Refunding Series 2010:
355	6.125%, 5/15/27 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (5)	381,923
645	6.125%, 5/15/27	5/20 at 100.00	BBB-	679,185
4,000	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series 2006A, 5.000%, 4/01/36	10/18 at 100.00	Baa3	3,903,480
	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Tender Option Bond Trust 2015-XF0076:
690	15.297%, 8/15/37, 144A (IF)	8/22 at 100.00	AA+	936,696
150	15.297%, 8/15/37, 144A (IF)	8/22 at 100.00	Aa2	199,086
1,975	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Tender Option Bonds Trust 2016-XL0021, 23.749%, 8/15/39 (Pre-refunded 8/15/19), 144A (IF) (4)	8/19 at 100.00	AA+ (5)	2,432,193
1,000	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C, 5.125%, 5/15/35	5/20 at 100.00	AA-	1,042,500
	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care Corporation, Refunding Series 2009:
30	6.125%, 5/15/25 (Pre-refunded 5/15/19)	5/19 at 100.00	N/R (5)	31,077
35	6.125%, 5/15/25 (Pre-refunded 5/15/19)	5/19 at 100.00	N/R (5)	36,271
935	6.125%, 5/15/25 (Pre-refunded 5/15/19)	5/19 at 100.00	AA+ (5)	968,941
500	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc., Series 2005 Remarketed, 5.250%, 3/01/30 (Pre-refunded 3/01/20) – AGM Insured	3/20 at 100.00	A2 (5)	528,205

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 455	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Tender Option Bond Trust 2015-XF0121, 23.297%, 8/15/41 – AGM Insured, 144A (IF) (4)	8/21 at 100.00	AA	$684,670
465	Illinois State, General Obligation Bonds, December Series 2017A, 5.000%, 12/01/28	12/27 at 100.00	BBB	500,512
20,830	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/27 (UB) (4)	No Opt. Call	BBB-	22,576,387
8,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B, 0.000%, 12/15/56 – AGM Insured	No Opt. Call	AA	1,423,440
1,000	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010, 6.000%, 6/01/28 (Pre-refunded 6/01/21)	6/21 at 100.00	N/R (5)	1,115,080
2,500	Wauconda, Illinois, Special Service Area 1 Social Tax Bonds, Liberty Lake Project, Refunding Series 2015, 5.000%, 3/01/33 – BAM Insured	3/25 at 100.00	AA	2,723,250
70,350	Total Illinois			69,077,388
	Indiana – 1.5%
1,395	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 6.625%, 10/01/29	10/19 at 100.00	B	1,407,011
1,500	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013A, 5.000%, 7/01/35 (Alternative Minimum Tax)	7/23 at 100.00	A-	1,611,945
2,000	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc., Series 2011, 7.750%, 9/01/31 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (5)	2,349,740
4,895	Total Indiana			5,368,696
	Iowa – 0.3%
155	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	B-	165,744
995	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50	12/22 at 103.00	B	1,044,183
1,150	Total Iowa			1,209,927
	Kansas – 2.3%
3,000	Kansas Development Finance Authority, Revenue Bonds, Lifespace Communities, Inc., Refunding Series 2010S, 5.000%, 5/15/30	5/20 at 100.00	BBB	3,109,290
845	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park Convention Center, Series 2007B, 5.125%, 1/01/22 – AMBAC Insured	10/18 at 100.00	BB+	846,352
3,565	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012, 6.000%, 12/15/32	12/22 at 100.00	N/R	3,065,472
1,130	Washburn University of Topeka, Kansas, Revenue Bonds, Series 2015A, 5.000%, 7/01/35	7/25 at 100.00	A1	1,273,149
8,540	Total Kansas			8,294,263
	Kentucky – 0.9%
1,000	Hardin County, Kentucky, Hospital Revenue Bonds, Hardin Memorial Hospital Project, Series 2013, 5.700%, 8/01/39 – AGM Insured	8/23 at 100.00	AA	1,114,120
2,000	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A, 5.000%, 1/01/45	7/25 at 100.00	Baa2	2,132,740
3,000	Total Kentucky			3,246,860

NEV	Nuveen Enhanced Municipal Value Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana – 5.9%
$ 2,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, East Baton Rouge Sewerage Commission Projects, Subordinate Lien Series 2014A, 4.375%, 2/01/39	2/24 at 100.00	AA-	$2,092,940
1,215	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Louisiana Tech University Student Housing & Recreational Facilities/Innovative Student Facilities Inc. Project, Refunding Series 2015, 5.000%, 10/01/33 – AGM Insured	10/25 at 100.00	AA	1,362,234
1,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 2017A, 5.000%, 7/01/47	7/27 at 100.00	A	1,094,730
2,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Lafayette General Medical Center Project, Refunding Series 2010, 5.500%, 11/01/40	5/20 at 100.00	BBB+	2,104,340
1,000	Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident Group-Flagship Properties LLC - Louisiana State University Nicolson Gateway Project, Series 2016A, 5.000%, 7/01/56	7/26 at 100.00	A	1,087,020
3,305	Louisiana Public Facilities Authority, Revenue Bonds, Cleco Power LLC Project, Series 2008, 4.250%, 12/01/38	5/23 at 100.00	A3	3,406,562
2,475	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation Project, Series 2011A, 7.750%, 12/15/31	12/21 at 100.00	N/R	2,659,635
985	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2011, 5.250%, 10/01/28 (Pre-refunded 10/01/21)	10/21 at 100.00	Aaa	1,089,676
	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2017:
2,835	0.000%, 10/01/31 (6)	No Opt. Call	Baa1	2,539,026
1,775	0.000%, 10/01/36	No Opt. Call	Baa1	1,576,111
1,165	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Tender Option Bond Trust 2016-XG0035, 15.312%, 5/01/39 (Pre-refunded 5/01/20), 144A (IF)	5/20 at 100.00	AA (5)	1,437,482
1,000	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2017B, 5.000%, 1/01/48 (Alternative Minimum Tax)	1/27 at 100.00	A-	1,100,820
20,755	Total Louisiana			21,550,576
	Massachusetts – 1.6%
1,945	Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel College, Series 2016A, 5.000%, 10/01/35	10/26 at 100.00	Baa2	2,141,834
800	Massachusetts Development Finance Agency, Revenue Bonds, Merrimack College, Series 2017, 5.000%, 7/01/47	7/26 at 100.00	BBB-	865,624
1,620	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue K, Series 2013, 5.000%, 7/01/25 (Alternative Minimum Tax)	7/22 at 100.00	AA	1,725,203
625	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2010A, 5.500%, 1/01/22	1/20 at 100.00	AA	656,412
400	Massachusetts Housing Finance Agency, Housing Bonds, Series 2010C, 5.000%, 12/01/30 (Alternative Minimum Tax)	6/20 at 100.00	AA	404,528
5,390	Total Massachusetts			5,793,601
	Michigan – 0.6%
10	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2003A, 5.000%, 7/01/34 – NPFG Insured	10/18 at 100.00	A	10,027

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$ 2,100	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2009, 5.750%, 11/15/39 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (5)	$ 2,210,166
2,110	Total Michigan			2,220,193
	Mississippi – 0.1%
310	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22	10/18 at 100.00	Baa3	310,694
	Missouri – 0.4%
1,365	Branson Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding Series 2017A, 3.900%, 11/01/29	11/25 at 100.00	N/R	1,363,771
55	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2017A, 5.000%, 3/01/36	3/27 at 100.00	BBB-	59,084
1,420	Total Missouri			1,422,855
	Nevada – 1.1%
2,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A, 5.000%, 7/01/30	1/20 at 100.00	Aa3	2,088,340
1,670	Las Vegas, Nevada, General Obligation Bonds, Tender Option Bond Trust 2016-XF2312, 27.748%, 4/01/39 (Pre-refunded 4/01/19), 144A (IF) (4)	4/19 at 100.00	AA (5)	1,970,650
3,670	Total Nevada			4,058,990
	New Jersey – 4.5%
795	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2015WW, 5.250%, 6/15/40 (UB) (4)	6/25 at 100.00	A-	859,594
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999:
1,000	5.125%, 9/15/23 (Alternative Minimum Tax)	9/18 at 100.00	BB	1,084,010
1,650	5.250%, 9/15/29 (Alternative Minimum Tax)	8/22 at 101.00	Ba3	1,795,299
2,155	New Jersey Economic Development Authority, Special Facility Revenue Bonds, Port Newark Container Terminal LLC Project, Refunding Series 2017, 5.000%, 10/01/37 (Alternative Minimum Tax)	10/27 at 100.00	Ba1	2,329,167
850	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A, 5.000%, 12/01/26	12/19 at 100.00	Aaa	877,727
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C, 0.000%, 12/15/36 – AMBAC Insured (UB) (4)	No Opt. Call	BBB+	8,799,400
755	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BBB	810,749
27,205	Total New Jersey			16,555,946
	New York – 4.6%
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
1,100	6.000%, 7/15/30 (Pre-refunded 1/15/20)	1/20 at 100.00	AA+ (5)	1,171,027
1,225	6.250%, 7/15/40 (Pre-refunded 1/15/20)	1/20 at 100.00	AA+ (5)	1,308,484
2,500	6.375%, 7/15/43 (Pre-refunded 1/15/20)	1/20 at 100.00	AA+ (5)	2,674,850

NEV	Nuveen Enhanced Municipal Value Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$ 1,000	Monroe County Industrial Development Corporation, New York, Revenue Bonds, St. John Fisher College, Series 2011, 6.000%, 6/01/34	6/21 at 100.00	A-	$1,101,950
1,000	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006, 5.000%, 1/01/46 – AMBAC Insured	10/18 at 100.00	BBB	1,014,530
500	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%, 11/15/34, 144A	11/24 at 100.00	N/R	549,255
	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
4,000	4.000%, 7/01/33 (Alternative Minimum Tax)	7/24 at 100.00	BBB	4,078,040
2,105	5.000%, 7/01/46 (Alternative Minimum Tax)	7/24 at 100.00	BBB	2,257,192
265	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42	12/20 at 100.00	BBB	289,202
2,150	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	2,202,288
15,845	Total New York			16,646,818
	Ohio – 9.4%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
6,000	5.750%, 6/01/34	10/18 at 100.00	Caa1	6,015,060
6,500	5.875%, 6/01/47	9/18 at 100.00	B-	6,555,965
760	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement Services, Improvement Series 2010A, 5.625%, 7/01/26	7/20 at 100.00	BBB	796,092
10,000	Franklin County, Ohio, Hospital Facilities Revenue Bonds, OhioHealth Corporation, Series 2015, 5.000%, 5/15/40 (UB) (4)	5/25 at 100.00	AA+	11,134,900
3,000	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 5.750%, 11/15/31 (Pre-refunded 11/15/21)	11/21 at 100.00	A+ (5)	3,372,270
1,000	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.375%, 4/01/30	4/20 at 100.00	BBB-	1,054,500
	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2016-XF2311:
1,090	22.740%, 5/01/34, 144A (IF)	5/19 at 100.00	BBB+	1,249,227
580	22.740%, 5/01/34 (Pre-refunded 5/01/19), 144A (IF) (4)	5/19 at 100.00	N/R	664,726
6,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (Mandatory Put 12/03/18) (9)	No Opt. Call	N/R	3,330,000
34,930	Total Ohio			34,172,740
	Pennsylvania – 8.4%
1,390	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009, 6.750%, 11/01/24	11/19 at 100.00	B	1,421,622
1,500	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.550%, 12/01/27	12/21 at 100.00	BB-	1,554,105
1,335	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley General Hospital, Series 2005A, 5.125%, 4/01/35	10/18 at 100.00	Caa1	1,231,404

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 530	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 4.250%, 10/01/47 (Mandatory Put 4/01/21) (9)	No Opt. Call	N/R	$511,450
2,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (Mandatory Put 6/01/20) (9)	No Opt. Call	N/R	1,110,000
	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018:
4,000	5.000%, 6/01/32 (UB) (4)	6/28 at 100.00	A1	4,520,120
2,260	5.000%, 6/01/33 (UB) (4)	6/28 at 100.00	A1	2,543,811
1,275	5.000%, 6/01/34 (UB) (4)	6/28 at 100.00	A1	1,430,601
	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social Ministries Project, Series 2009:
1,350	6.125%, 1/01/29 (Pre-refunded 1/01/19)	1/19 at 100.00	N/R (5)	1,376,150
150	6.125%, 1/01/29	1/19 at 100.00	BBB+	152,195
2,000	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2009, 7.750%, 12/15/27 (Pre-refunded 12/15/19)	12/19 at 100.00	N/R (5)	2,163,320
1,080	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Tender Option Bond Trust 2017-XF2454, 15.320%, 8/01/24 (Pre-refunded 8/01/20), 144A (IF) (4)	8/20 at 100.00	N/R (5)	1,323,788
1,000	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32	1/20 at 100.00	BBB+	1,045,340
1,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)	12/18 at 100.00	Ba2	999,990
1,200	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 5.800%, 7/01/30 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R (5)	1,290,588
130	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University Properties Inc. Student Housing Project at East Stroudsburg University of Pennsylvania, Series 2016A, 5.000%, 7/01/31	7/26 at 100.00	Baa3	140,850
1,000	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of Philadelphia, Series 2006B, 5.000%, 6/01/27 – AGM Insured	No Opt. Call	AA	1,139,950
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E:
3,530	6.000%, 12/01/30	12/27 at 100.00	A	4,324,885
2,000	6.375%, 12/01/38	12/27 at 100.00	A3	2,463,200
28,730	Total Pennsylvania			30,743,369
	Puerto Rico – 0.7%
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 3.583%, 7/01/27 – AMBAC Insured	No Opt. Call	C	880,000
1,500	Puerto Rico Housing Finance Authority, Subordinate Lien Capital Fund Program Revenue Bonds, Modernization Series 2008, 5.125%, 12/01/27	12/18 at 100.00	A+	1,523,025
2,500	Total Puerto Rico			2,403,025

NEV	Nuveen Enhanced Municipal Value Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina – 2.2%
$ 7,500	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding Series 2016B, 5.000%, 12/01/41 (UB) (4)	12/26 at 100.00	A+	$ 8,131,575
	Tennessee – 0.0%
155	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 5.000%, 2/01/24	No Opt. Call	A	173,688
	Texas – 3.5%
80	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Leadership Prep School, Series 2016A, 5.000%, 6/15/46	6/21 at 100.00	BB	80,719
3,500	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2001D, 8.250%, 5/01/33 (Alternative Minimum Tax) (9)	10/18 at 100.00	N/R	35
2,095	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Subordinate Lien Series 2016, 5.000%, 1/01/35	1/26 at 100.00	BBB	2,284,304
1,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A, 5.000%, 1/01/40	7/25 at 100.00	Baa2	1,091,380
150	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42	11/22 at 100.00	Baa3	153,462
250	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Series 2016B, 5.750%, 10/01/31 (Alternative Minimum Tax), 144A	10/18 at 103.00	BB-	258,313
825	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A, 5.000%, 7/01/47	7/25 at 100.00	CCC	735,463
1,800	North Texas Tollway Authority, Special Projects System Revenue Bonds, Tender Option Bond Trust 2016-XF2220, 21.001%, 9/01/41 (Pre-refunded 9/01/21), 144A (IF)	9/21 at 100.00	N/R (5)	2,756,304
1,000	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden Home Inc., Series 2012, 7.250%, 12/15/47 (9)	12/21 at 100.00	N/R	622,500
455	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26	No Opt. Call	A-	529,688
810	Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2009, 6.875%, 12/31/39	12/19 at 100.00	BBB-	860,309
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes Project, Series 2016:
1,275	5.000%, 12/31/50 (Alternative Minimum Tax)	12/25 at 100.00	Baa3	1,373,009
805	5.000%, 12/31/55 (Alternative Minimum Tax)	12/25 at 100.00	Baa3	865,262
1,000	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.000%, 6/30/34	6/20 at 100.00	Baa3	1,085,200
15,045	Total Texas			12,695,948
	Utah – 0.3%
1,000	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School, Series 2010A, 6.250%, 7/15/30	7/20 at 100.00	BB	1,032,720

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Vermont – 0.8%
	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Vermont Law School Project, Series 2011A:
$ 1,000	6.125%, 1/01/28 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (5)	$1,099,200
1,760	6.250%, 1/01/33 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (5)	1,939,766
2,760	Total Vermont			3,038,966
	Virginia – 1.2%
2,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	9/18 at 100.00	B-	1,999,960
1,155	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/56 (Alternative Minimum Tax)	6/27 at 100.00	BBB	1,263,477
1,010	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB	1,095,103
4,165	Total Virginia			4,358,540
	Washington – 4.3%
5,000	Port of Seattle, Washington, Revenue Bonds, Refunding First Lien Series 2016B, 5.000%, 10/01/31 (Alternative Minimum Tax) (UB) (4)	4/26 at 100.00	Aa2	5,636,150
3,155	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Refunding & Improvement Series 2016, 5.000%, 12/01/27	12/26 at 100.00	Baa2	3,515,995
190	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds, Series 2013, 5.750%, 4/01/43	4/19 at 100.00	N/R	190,449
2,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.375%, 1/01/31	1/21 at 100.00	A+	2,129,000
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2009A, 6.000%, 1/01/33 (Pre-refunded 7/01/19)	7/19 at 100.00	A3 (5)	2,079,120
2,000	Washington State Higher Education Facilities Authority, Revenue Bonds, Whitworth University, Series 2009, 5.625%, 10/01/40 (Pre-refunded 10/01/19)	10/19 at 100.00	Baa1 (5)	2,091,460
14,345	Total Washington			15,642,174
	West Virginia – 0.2%
750	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc., Series 2008, 6.500%, 10/01/38	10/18 at 100.00	N/R	752,220
	Wisconsin – 10.5%
3,500	Oneida Tribe of Indians of Wisconsin, Retail Sales Revenue Bonds, Series 2011-144A, 6.500%, 2/01/31, 144A	2/19 at 102.00	BBB+	3,641,645
25	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School Bonds, North Carolina, Series 2017A, 5.000%, 6/15/37, 144A	6/24 at 100.00	N/R	25,176
170	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A, 5.000%, 6/15/36, 144A	6/26 at 100.00	N/R	161,136

NEV	Nuveen Enhanced Municipal Value Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B:
$ 69	0.000%, 1/01/46 – ACA Insured, 144A	No Opt. Call	N/R	$2,162
68	0.000%, 1/01/47 – ACA Insured, 144A	No Opt. Call	N/R	2,127
68	0.000%, 1/01/48 – ACA Insured, 144A	No Opt. Call	N/R	2,109
67	0.000%, 1/01/49 – ACA Insured, 144A	No Opt. Call	N/R	2,090
67	0.000%, 1/01/50 – ACA Insured, 144A	No Opt. Call	N/R	2,056
73	0.000%, 1/01/51 – ACA Insured, 144A	No Opt. Call	N/R	2,250
1,896	3.750%, 7/01/51 – ACA Insured, 144A	3/28 at 100.00	N/R	1,842,159
72	0.000%, 1/01/52 – ACA Insured, 144A	No Opt. Call	N/R	2,231
71	0.000%, 1/01/53 – ACA Insured, 144A	No Opt. Call	N/R	2,198
71	0.000%, 1/01/54 – ACA Insured, 144A	No Opt. Call	N/R	2,180
70	0.000%, 1/01/55 – ACA Insured, 144A	No Opt. Call	N/R	2,147
69	0.000%, 1/01/56 – ACA Insured, 144A	No Opt. Call	N/R	2,114
68	0.000%, 1/01/57 – ACA Insured, 144A	No Opt. Call	N/R	2,097
67	0.000%, 1/01/58 – ACA Insured, 144A	No Opt. Call	N/R	2,065
67	0.000%, 1/01/59 – ACA Insured, 144A	No Opt. Call	N/R	2,048
67	0.000%, 1/01/60 – ACA Insured, 144A	No Opt. Call	N/R	2,031
66	0.000%, 1/01/61 – ACA Insured, 144A	No Opt. Call	N/R	1,999
65	0.000%, 1/01/62 – ACA Insured, 144A	No Opt. Call	N/R	1,982
64	0.000%, 1/01/63 – ACA Insured, 144A	No Opt. Call	N/R	1,950
64	0.000%, 1/01/64 – ACA Insured, 144A	No Opt. Call	N/R	1,934
63	0.000%, 1/01/65 – ACA Insured, 144A	No Opt. Call	N/R	1,917
62	0.000%, 1/01/66 – ACA Insured, 144A	No Opt. Call	N/R	1,886
808	0.000%, 1/01/67 – ACA Insured, 144A	No Opt. Call	N/R	24,537
160	Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare Foundation, Inc., Series 2017A, 5.200%, 12/01/37	12/27 at 100.00	BBB-	168,821
2,905	Public Finance Authority of Wisconsin, Student Housing Revenue Bonds, Collegiate Housing Foundation - Cullowhee LLC - Western California University Project, Series 2015A, 5.000%, 7/01/35	7/25 at 100.00	BBB-	3,078,864
1,000	Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding Senior Series 2003A, 0.000%, 12/15/31	No Opt. Call	AA	649,000
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2016A:
10,000	5.000%, 11/15/35 (UB) (4)	5/26 at 100.00	AA+	11,319,800
5,000	5.000%, 11/15/36 (UB) (4)	5/26 at 100.00	AA+	5,645,100
3,000	5.000%, 11/15/39 (UB) (4)	5/26 at 100.00	AA+	3,378,240
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2010A, 6.000%, 6/01/30 (Pre-refunded 6/01/20)	6/20 at 100.00	Baa2 (5)	1,077,150
500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System, Inc., Series 2010B, 5.000%, 4/01/30	4/20 at 100.00	A-	517,660

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Community Health, Inc. Obligated Group, Tender Option Bond Trust 2015-XF0118:
$ 1,000	18.477%, 4/01/34 (Pre-refunded 4/01/19), 144A (IF) (4)	4/19 at 100.00	AA (5)	$1,119,110
1,290	13.486%, 4/01/42, 144A (IF) (4)	10/22 at 100.00	AA	1,423,541
25	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Monroe Clinic Inc., Refunding Series 2016, 5.000%, 2/15/28 (Pre-refunded 8/15/25)	8/25 at 100.00	N/R (5)	29,167
1,090	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013, 5.000%, 8/15/43	8/23 at 100.00	A	1,166,442
2,500	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Tender Option Bond Trust 2016-XL0020, 28.068%, 5/01/36 (Pre-refunded 5/01/19), 144A (IF) (4)	5/19 at 100.00	Aa2 (5)	3,009,575
37,287	Total Wisconsin			38,320,696
	Wyoming – 0.7%
	Wyoming Community Development Authority, Student Housing Revenue Bonds, CHF-Wyoming, L.L.C. - University of Wyoming Project, Series 2011:
710	6.250%, 7/01/31	7/21 at 100.00	BBB	754,304
1,600	6.500%, 7/01/43	7/21 at 100.00	BBB	1,695,360
2,310	Total Wyoming			2,449,664

$ 447,188	Total Long-Term Investments (cost $418,514,377)			441,703,331
	Floating Rate Obligations – (22.1)%			(80,930,000)
	Other Assets Less Liabilities – 1.2%			4,645,301
	Net Assets – 100%			$ 365,418,632
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$441,671,818	$31,513	$441,703,331

NEV	Nuveen Enhanced Municipal Value Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of July 31, 2018.
Tax cost of investments	$336,784,615
Gross unrealized:
Appreciation	$ 31,394,073
Depreciation	(7,404,007)
Net unrealized appreciation (depreciation) of investments	$ 23,990,066
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(9)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR	London Inter-Bank Offered Rate
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Enhanced Municipal Value Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: September 28, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: September 28, 2018